Other Long-Term Liabilities - Summary of Freight Tax Expenses (Recovery) Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Liabilities, Other than Long-term Debt, Noncurrent [Abstract]
Balance of unrecognized tax benefits as at January 1	$ 4,852	$ 5,351
Increases for positions related to the current year	3,294	406
Changes for positions taken in prior years	42	(753)
Decreases related to statute of limitations	(591)	(152)
Balance of unrecognized tax benefits as at December 31	$ 7,597	$ 4,852